Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

16	Subsequent events

The Company has assessed all subsequent events through May 15, 2026 which is the date that these consolidated financial statements are available to be issued.

There are no material subsequent events that require disclosure in these consolidated financial statements.